Offerings	Oct. 03, 2025 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,042,781
Maximum Aggregate Offering Price	$ 65,100,817.32
Carry Forward Form Type	S-3
Carry Forward File Number	333-237366
Carry Forward Initial Effective Date	Mar. 24, 2020
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 5,866.78
Offering Note	The filing fees with respect to the unsold securities under Registration Statement No. 333-237366 were paid with the filing of the registrant's prospectus supplement pursuant to 424(b)(3) (Registration Statement No. 333-237366) on March 30, 2020.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,139,617
Maximum Aggregate Offering Price	$ 239,551,519.32
Carry Forward Form Type	S-3
Carry Forward File Number	333-267431
Carry Forward Initial Effective Date	Nov. 22, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 33,082.06
Offering Note	The filing fees with respect to the unsold securities under Registration Statement No. 333-267431 were paid with the filing of the registrant's prospectus supplement pursuant to 424(b)(3) (Registration Statement No. 333-267431) on November 17, 2022.
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	8,821,571
Maximum Aggregate Offering Price	$ 1,139,041,247.52
Carry Forward Form Type	S-3
Carry Forward File Number	333-267431
Carry Forward Initial Effective Date	Feb. 16, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 168,122.49
Offering Note	The filing fees with respect to the unsold securities under Registration Statement No. 333-267431 were paid with the filing of the registrant's prospectus supplement pursuant to 424(b)(3) (Registration Statement No. 333-267431) on February 16, 2024.